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US Legal Services

Gina M. Butch
Paralegal
(860) 723-2274
Fax: (860) 723-2215
gina.butch@us.ing.com

June 2, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re:

ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: Group Flexible Premium Deferred Variable Annuity Contracts for State University of New York (SUNY) Defined Contribution Retirement Plan
File Nos.: 33-81216 and 811-2513
Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 ("Amendment No. 28") for Variable Annuity Account C of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 28 which was declared effective on May 27, 2004. The text of Amendment No. 28 was filed electronically on May 27, 2004.

If you have any questions, please call the undersigned at 860-723-2274.

Sincerely,

/s/ Gina M. Butch

Gina M. Butch

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation